Cash Flow Information - Net debt movements (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Borrowings
Cash Flow Information
Net debt, beginning balance	$ (15,632)	$ (15,431)
Proceeds from loan	(11,138)
Proceeds from loan from related party		(1,838)
Capital contribution (excluding tax impact)	1,517	2,315
Interest expense	(2,461)	(2,109)
Foreign exchange differences	767	1,431
Net debt, ending balance	(26,946)	(15,632)
Leases
Cash Flow Information
Net debt, beginning balance	(93)	(137)
Fixed payments	43	46
Interest expense	(6)	(10)
Foreign exchange differences	3	8
Net debt, ending balance	$ (54)	$ (93)